Investment Objectives and Goals	May 01, 2026
RMB Fund
Prospectus [Line Items]
Risk/Return [Heading]	RMB Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The RMB Fund (the “Fund”) seeks capital appreciation, mainly long term. Income is generally of lesser importance, meaning that it is a secondary goal. There can be no assurance that the Fund will be successful in achieving its investment objective.
RMB Mendon Financial Services Fund
Prospectus [Line Items]
Risk/Return [Heading]	RMB Mendon Financial Services Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The RMB Mendon Financial Services Fund (the “Fund”) seeks capital appreciation. There can be no assurance that the Fund will be successful in achieving its investment objective.
RMB International Fund
Prospectus [Line Items]
Risk/Return [Heading]	RMB International Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The RMB International Fund (the “Fund”) seeks long-term capital appreciation. There can be no assurance that the Fund will be successful in achieving its investment objective.
RMB SMID Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	RMB SMID Cap Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The RMB SMID Cap Fund (the “Fund”) seeks capital appreciation.
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	RMB Quality Intermediate Core Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The RMB Quality Intermediate Core Fund (the “Fund”) seeks current income consistent with the maintenance of principal and liquidity.There can be no assurance that the Fund will be successful in achieving its investment objective.
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	RMB Quality Intermediate Tax-Exempt Municipal Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The RMB Quality Intermediate Tax-Exempt Municipal Fund (the “Fund”) seeks current income exempt from federal income tax. There can be no assurance that the Fund will be successful in achieving its investment objective.